Property and Equipment (Details) (USD $)				6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Vehicles	Dec. 31, 2011 Vehicles	Jun. 30, 2012 Furniture and Fixtures	Dec. 31, 2011 Furniture and Fixtures	Jun. 30, 2012 Computers	Dec. 31, 2011 Computers	Jun. 30, 2012 MFG equipment	Dec. 31, 2011 MFG equipment	Jun. 30, 2012 Lab Equipment	Dec. 31, 2011 Lab Equipment	Jun. 30, 2012 Bldg/Leasehold	Dec. 31, 2011 Bldg/Leasehold	Jun. 30, 2012 Building	Dec. 31, 2011 Building	Jun. 30, 2012 Land		Dec. 31, 2011 Land
Useful Life				5 years		10 years		5 years		10 years		10 years		19 years [1]		40 years
Gross	$ 8,174,699	$ 7,900,649		$ 300,370	$ 300,370	$ 64,539	$ 60,936	$ 192,342	$ 191,206	$ 4,026,120	$ 3,967,302	$ 988,122	$ 821,639	$ 1,652,065	$ 1,608,055	$ 571,141	$ 571,141	$ 380,000	[2]	$ 380,000	[2]
Accumulated depreciation	(4,764,832)	(4,558,202)
Net	$ 3,409,867	$ 3,342,447	$ 3,262,133

[1]	remainder of lease
[2]	Not depreciated